UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-04078
SELIGMAN FRONTIER FUND, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 10/31
Date of reporting period: 07/31

Portfolio of Investments
Seligman Frontier Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (4.3%)
AeroVironment	12,000	(b)	$341,280
BE Aerospace	20,500	(b)	331,280
DigitalGlobe	8,347	(b)	151,915
Ducommun	23,000		397,440
Stanley	10,700	(b)	328,918
Total			1,550,833

Auto Components (0.8%)
Amerigon	35,400	(b)	297,714

Biotechnology (3.7%)
Alexion Pharmaceuticals	4,800	(b)	211,440
BioMarin Pharmaceutical	26,600	(b)	436,506
Celera	65,300	(b)	391,800
Cubist Pharmaceuticals	11,300	(b)	224,531
Facet Biotech	11,020	(b)	97,196
Total			1,361,473

Capital Markets (1.7%)
Affiliated Managers Group	5,500	(b)	363,110
Duff & Phelps Cl A	8,518		154,431
Thomas Weisel Partners Group	26,000	(b)	110,500
Total			628,041

Commercial Banks (0.5%)
Signature Bank	6,600	(b)	194,568

Commercial Services & Supplies (4.8%)
Clean Harbors	4,800	(b)	250,416
Corrections Corp of America	34,944	(b)	603,133
GEO Group	33,600	(b)	604,128
Tetra Tech	9,900	(b)	298,188
Total			1,755,865

Communications Equipment (2.9%)
CommScope	19,863	(b)	508,493
F5 Networks	7,200	(b)	267,264
Ixia	38,300	(b)	288,782
Total			1,064,539

Computers & Peripherals (0.9%)
Netezza	35,700	(b)	322,728

Construction & Engineering (3.3%)
Foster Wheeler	11,400	(b)	263,340
MYR Group	11,729	(b)	211,357
Orion Marine Group	22,200	(b)	496,392
Quanta Services	10,400	(b)	242,424
Total			1,213,513

Issuer	Shares		Value(a)
Diversified Consumer Services (3.5%)
American Public Education	11,000	(b)	389,070
Coinstar	20,000	(b)	664,600
Corinthian Colleges	14,500	(b)	223,880
Total			1,277,550

Electric Utilities (0.7%)
ITC Holdings	5,600		267,120

Electronic Equipment, Instruments & Components (1.9%)
FLIR Systems	10,400	(b)	223,496
Itron	4,511	(b)	235,339
L-1 Identity Solutions	29,200	(b)	229,804
Total			688,639

Energy Equipment & Services (1.3%)
Dril-Quip	6,900	(b)	291,801
Oceaneering Intl	2,900	(b)	147,668
T-3 Energy Services	3,600	(b)	48,780
Total			488,249

Food Products (0.4%)
Ralcorp Holdings	2,300	(b)	146,073

Health Care Equipment & Supplies (1.4%)
American Medical Systems Holdings	13,500	(b)	206,415
Integra LifeSciences Holdings	4,467	(b)	141,425
Wright Medical Group	12,700	(b)	176,784
Total			524,624

Health Care Providers & Services (9.5%)
Alliance HealthCare Services	44,400	(b)	218,892
Amedisys	12,600	(b)	563,346
AmSurg	3,400	(b)	70,108
Centene	14,100	(b)	272,271
Chemed	7,000		308,700
Five Star Quality Care	95,100	(b)	266,280
Genoptix	7,300	(b)	228,563
Gentiva Health Services	36,500	(b)	776,720
MEDNAX	9,598	(b)	444,867
Skilled Healthcare Group Cl A	41,048	(b)	339,056
Total			3,488,803

Hotels, Restaurants & Leisure (4.3%)
Bally Technologies	17,500	(b)	633,675
California Pizza Kitchen	19,800	(b)	326,700
Einstein Noah Restaurant Group	15,900	(b)	168,858
Morgans Hotel Group	48,967	(b)	237,980
Texas Roadhouse Cl A	54	(b)	601
WMS Inds	5,600	(b)	202,496
Total			1,570,310

Insurance (2.9%)
Aspen Insurance Holdings	17,000	(c)	422,790
First American	14,400		425,520
Navigators Group	4,500	(b)	221,895
Total			1,070,205

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.8%)
Shutterfly	17,500	(b)	281,050

Internet Software & Services (4.0%)
Art Technology Group	133,200	(b)	504,828
Equinix	3,500	(b)	286,055
Omniture	26,100	(b)	357,048
VistaPrint	7,451	(b,c)	307,354
Total			1,455,285

IT Services (3.3%)
Information Services Group	53,200	(b)	185,668
Lender Processing Services	15,600		533,208
TeleTech Holdings	28,800	(b)	481,536
Total			1,200,412

Life Sciences Tools & Services (1.2%)
AMAG Pharmaceuticals	2,500	(b)	113,525
PAREXEL Intl	11,000	(b)	170,170
PerkinElmer	8,200		144,566
Total			428,261

Machinery (0.7%)
Force Protection	14,300	(b)	73,931
Kaydon	5,000		163,350
Total			237,281

Metals & Mining (1.3%)
Schnitzer Steel Inds Cl A	2,800		150,556
Walter Energy	6,200		306,032
Total			456,588

Multiline Retail (0.8%)
Big Lots	12,300	(b)	283,392

Oil, Gas & Consumable Fuels (2.5%)
Approach Resources	23,300	(b)	163,333
Cabot Oil & Gas	4,800		168,624
Goodrich Petroleum	8,200	(b)	210,330
Whiting Petroleum	7,900	(b)	363,084
Total			905,371

Paper & Forest Products (—%)
Domtar	8	(b,c)	152

Personal Products (1.6%)
Alberto-Culver	11,200		286,944
Chattem	4,600	(b)	288,282
Total			575,226

Pharmaceuticals (2.7%)
Auxilium Pharmaceuticals	4,100	(b)	126,813
Cypress Bioscience	21,500	(b)	190,060
Endo Pharmaceuticals Holdings	16,700	(b)	350,867
Sepracor	19,100	(b)	331,385
Total			999,125

Issuer	Shares		Value(a)
Professional Services (5.6%)
FTI Consulting	21,600	(b)	1,175,688
Huron Consulting Group	19,150	(b)	849,303
Total			2,024,991

Real Estate Investment Trusts (REITs) (2.0%)
MFA Financial	48,300		357,420
Redwood Trust	22,897		372,076
Total			729,496

Road & Rail (0.6%)
Con-way	4,500		204,975

Semiconductors & Semiconductor Equipment (9.1%)
ANADIGICS	61,300	(b)	253,782
Atheros Communications	14,400	(b)	360,000
Entegris	72,800	(b)	271,544
Microsemi	53,222	(b)	726,481
ON Semiconductor	72,791	(b)	531,374
Silicon Laboratories	6,600	(b)	282,678
Tessera Technologies	21,300	(b)	598,317
Varian Semiconductor Equipment Associates	9,000	(b)	288,360
Total			3,312,536

Software (7.2%)
Ariba	19,100	(b)	200,741
Informatica	14,078	(b)	258,894
Lawson Software	57,000	(b)	338,580
NICE Systems ADR	7,500	(b,c)	205,350
Nuance Communications	83,875	(b)	1,107,150
Rovi	19,262	(b)	503,894
Total			2,614,609

Specialty Retail (3.0%)
Abercrombie & Fitch Cl A	12,100		345,939
Aeropostale	5,000	(b)	182,000
Urban Outfitters	16,200	(b)	389,448
Zumiez	16,500	(b)	157,575
Total			1,074,962

Textiles, Apparel & Luxury Goods (0.5%)
Fuqi Intl	6,920	(b,c)	166,980

Thrifts & Mortgage Finance (0.7%)
First Niagara Financial Group	20,300		266,945

Trading Companies & Distributors (0.5%)
Titan Machinery	14,200	(b)	176,506
Total Common Stocks (Cost: $38,221,176)			$35,304,990

Money Market Fund (2.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	1,004,299	(d)	$1,004,299

	Shares	Value(a)
Total Money Market Fund (Cost: $1,004,299)		$1,004,299

Total Investments in Securities (Cost: $39,225,475)(e)		$36,309,289

Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2009.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At July 31, 2009, the value of foreign securities represented 3.0% of net assets.
(d) Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.
(e) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $39,225,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,969,000
Unrealized depreciation	(5,885,000)

Net unrealized depreciation	$(2,916,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Security Valuation and Risk in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Equity Securities
Common Stocks (a)	$35,304,990	$—	$—	$35,304,990

Total Equity Securities	35,304,990	—	—	35,304,990

Other
Affiliated Money Market Fund (b)	1,004,299	—	—	1,004,299

Total Other	1,004,299	—	—	1,004,299

Total	$36,309,289	$—	$—	$36,309,289

(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Frontier Fund, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date	September 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date	September 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	September 29, 2009